Inventories (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Inventories Net

Inventories as of December 31, 2016 and 2017, are as follows:

	2016						2017
(In millions of Korean won)	Acquisition cost		Valuation allowance		Book amount		Acquisition cost		Valuation allowance		Book amount
Merchandise	￦	403,938	￦	(46,634)	￦	357,304	￦	504,321	￦	(58,293)	￦	446,028
Others		97,778		(494)		97,284		195,999		—		195,999

Total	￦	501,716	￦	(47,128)	￦	454,588	￦	700,320	￦	(58,293)	￦	642,027